Debt and Convertible Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt and Convertible Loan Payable

NOTE 8 - DEBT AND CONVERTIBLE LOAN PAYABLE

Convertible Note Payable

On March 24, 2017, the Company entered into a securities purchase agreement with Tangiers Global, LLC (“Tangiers”) relating to the issuance and sale of notes (“Note 1”) in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. Note 1 is convertible into shares of common stock at a price equal to $0.30 per share; provided, however that if Note 1 is not retired on or before the maturity date, defined in Note 1 as a “Maturity Default” the conversion price shall be adjusted to be equal to the lower of: (i) $.30 or (ii) 65% multiplied by the lowest trading price of the Company’s common stock in the fifteen (15) consecutive trading day period immediately preceding the date that the Company receives a notice of conversion. The Tangiers Note 1 carries interest on the unpaid principal amount at the rate of 8% per annum and is due and payable eight months from the effective date of each payment. As of March 31, 2018, the balance under Note 1 is $369,000, which includes $44,000 guaranteed interest. As of March 31, 2018, Note 1 can be converted into 1,768,738 shares of the Company’s common stock.

On October 12, 2017, the Company entered into an Investment Agreement with Tangiers. Pursuant to the terms of the Investment Agreement, Tangiers committed to purchase up to $2,000,000 of our common stock over a period of up to 36 months. From time to time during the 36-month period commencing from the effectiveness of the registration statement, we may deliver a put notice to Tangiers which states the dollar amount that we intend to sell to Tangiers on a date specified in the put notice. The maximum investment amount per notice must be no more than 200% of the average daily trading dollar volume of our common stock for the eight (8) consecutive trading days immediately prior to date of the applicable put notice and such amount must not exceed an accumulative amount of $250,000. The minimum put amount is $5,000. The purchase price per share to be paid by Tangiers will be the 80% of the of the average of the two lowest closing bid prices of the common stock during the pricing period applicable to the put notice, provided, however, an additional 10% will be added to the discount of each put if (i) we are not DWAC eligible and (ii) an additional 15% will be added to the discount of each put if we are under DTC “chill” status on the applicable date of the put notice.

The Company issued a fixed convertible promissory note to Tangiers for the principal sum of $50,000 as a commitment fee for the Investment Agreement. The promissory note maturity date is May 12, 2018. The principal amount due under Note 2 can be converted by Tangiers any time, into shares of the Company’s common stock at a conversion price of $0.1666 per share. Upon a “Maturity Default,” which is defined in Note 2 as the event in which Note 2 is not retied prior to its maturity date, Tangiers’ conversion rights under Note 2 would be adjusted such that the conversion price would be the lower of (i) $0.1666 or (ii) b) 65% of the average of the two lowest trading prices of the Company’s common stock during the 10 consecutive trading days prior to the date on which Tangiers elects to convert all or part of the note. As of March 31, 2018, the balance under Note 2 is $55,000, which includes $5,000 guaranteed interest. As of March 31, 2018, Note 2 can be converted into 300,120 shares of the Company’s common stock.

On October 10, 2017, the Company executed Amendment #1 to the Tangiers Note 1 for a final draw of $250,000 payment plus a 10% original issue discount (“Note 2”). Amendment #1 modified the maturity date for the Tangier Note from eight months to six months from the effective date of each payment. All other terms and conditions of the Tangiers Note 1 remain effective.

The execution of Amendment #1 to Note 1 on October 10, 2017 caused the Company to default on the first draw due under Note 1 due to the acceleration of the maturity date. The default allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principal, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of Note 1 is now the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion. As of May 1, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 1 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion. Other than the foregoing, none of the above listed notes are currently in default.

On October 17, 2017, the Company issued 329,670 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $30,000 of Note 1 at a conversion price of $0.09.

On December 18, 2017, the Company issued 516,648 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $45,000 of Note 1 at a conversion price of $0.09.

On January 9, 2018, the Company issued 899,685 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $100,000 of Note 1 at a conversion price of $0.11.

On January 16, 2018, the Company issued and sold an 8% Fixed Convertible Promissory Note (“Note 3”) to Tangiers (the “Buyer”), in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. Note 3 is convertible into shares of the Company’s common stock at a conversion price of $0.30 per share. However, if Note 3 is not paid back on or before the maturity date, defined in Note 3 as a “Maturity Default”, the conversion price of Note 3 shall then be adjusted to be equal to the lower of: (i) $0.30 or (ii) 65% multiplied by the lowest trading price of the Company’s common stock in the fifteen (15) consecutive trading day period immediately preceding the trading day that the Company receives a notice of conversion of Note 3. As of March 31, 2018, the balance under Note 3 is $231,660, which includes $17,160 guaranteed interest. As of March 31, 2018, Note 3 can be converted into 650,000 shares of the Company’s common stock. Note 3 Amendment #1 has a maturity date of August 13, 2018.

On March 5, 2018, the Company issued 269,716 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.09.

On March 21, 2018, the Company issued 295,631 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.08.

For the three months ended March 31, 2018, the Company accrued $17,160 in guaranteed interest related to the outstanding the notes.

Debt Discount and Original Issuance Costs for Convertible Note

During the three months ended March 31, 2018 and for the year ended December 31, 2017, the Company recorded debt discounts totaling $24,228 and $69,541, respectively. The debt discount amount consists of debt discount due to beneficial conversion features, warrant, original issue costs, and debt issue costs.

The debt discounts recorded in 2018 and 2017, pertain to beneficial conversion feature on the convertible notes. The notes are required to be bifurcated and reported at fair value on the date of grant.

During the three months ended March 31, 2018 and for the year ended December 31, 2017, the Company amortized $80,563 and $466,862 to interest expense, respectively.

	March 31, 2018	December 31, 2017
Debt discount, beginning of period	$69,541	$152,617
Additional debt discount and debt issue cost	35,320	383,786
Amortization of debt discount and debt issue cost	(80,563)	(466,862)
Debt discount, end of period	$24,298	$69,541

Debt Issuance Costs for Convertible Note

During the three months ended March 31, 2018 and for the year ended December 31, 2017, the Company did not pay any debt issue costs.

NOTE 11 - DEBT AND CONVERTIBLE LOAN PAYABLE

On March 20, 2017, the Company entered into a settlement agreement relating to a promissory note with Chuck Rifici Holdings, Inc originally dated September 26, 2016 (“Rifici Note”). The Company settled the amount owed by paying $269,498 in cash. The Company was released from any further liability under this Rifici Note upon payment of this amount.

On March 20, 2017, the Company entered into a settlement agreement relating to two (2) promissory notes with FirstFire Global Opportunities Fund, LLC dated October 19, 2016 and December 12, 2016. Pursuant to the settlement, the Company paid the holder an aggregate of $252,917 in cash and issued 333,333 shares of common stock with a fair value of $100,000 based upon the conversion price of $0.30 per share. The Company was released from any further liability under this FirstFire Global Opportunities Fund, LLC note upon payment of this amount.

On March 24, 2017, the Company entered into a securities purchase agreement with Tangiers Global, LLC (“Tangiers”) relating to the issuance and sale of notes (“Note 1”) in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. Note1 is convertible into shares of common stock at a price equal to $0.30 per share; provided, however that if Note 1 is not retired on or before the maturity date, defined in Note 1 as a “Maturity Default” the conversion price shall be adjusted to be equal to the lower of: (i) $.30 or (ii) 65% multiplied by the lowest trading price of the Company’s common stock in the fifteen (15) consecutive trading day period immediately preceding the date that the Company receives a notice of conversion. The Tangiers Note carries interest on the unpaid principal amount at the rate of 8% per annum and is due and payable eight months from the effective date of each payment. As of December 31, 2017, the balance under Note 1 is $519,000, which includes $44,000 guaranteed interest. As of December 31, 2017, Note 1 can be converted into 3,280,255 shares of the Company’s common stock.

On October 12, 2017, the Company entered into an Investment Agreement with Tangiers. Pursuant to the terms of the Investment Agreement, Tangiers committed to purchase up to $2,000,000 of our common stock over a period of up to 36 months. From time to time during the 36-month period commencing from the effectiveness of the registration statement, we may deliver a put notice to Tangiers which states the dollar amount that we intend to sell to Tangiers on a date specified in the put notice. The maximum investment amount per notice must be no more than 200% of the average daily trading dollar volume of our common stock for the eight (8) consecutive trading days immediately prior to date of the applicable put notice and such amount must not exceed an accumulative amount of $250,000. The minimum put amount is $5,000. The purchase price per share to be paid by Tangiers will be the 80% of the of the average of the two lowest closing bid prices of the common stock during the pricing period applicable to the put notice, provided, however, an additional 10% will be added to the discount of each put if (i) we are not DWAC eligible and (ii) an additional 15% will be added to the discount of each put if we are under DTC “chill” status on the applicable date of the put notice.

The Company issued a fixed convertible promissory note to Tangiers for the principal sum of $50,000 as a commitment fee for the Investment Agreement. The promissory note maturity date is May 12, 2018. The principal amount due under Note 2 can be converted by Tangiers any time, into shares of the Company’s common stock at a conversion price of $0.1666 per share. Upon a “Maturity Default,” which is defined in Note 2 as the event in which Note 2 is not retied prior to its maturity date, Tangiers’ conversion rights under Note 2 would be adjusted such that the conversion price would be the lower of (i) $0.1666 or (ii) b) 65% of the average of the two lowest trading prices of the Company’s common stock during the 10 consecutive trading days prior to the date on which Tangiers elects to convert all or part of the note. As of December 31, 2017, the balance under Note 2 is $55,000, which includes $5,000 guaranteed interest. As of December 31, 2017, Note 2 can be converted into 300,120 shares of the Company’s common stock.

On October 17, 2017, the Company converted debt and accrued interest, totaling $30,000 into 329,670 shares of common stock.

On December 18, 2017, the Company converted debt and accrued interest, totaling $45,000 into 516,648 shares of common stock. On October 10, 2017, the Company executed Amendment #1 to the Tangiers Note for a final draw of $250,000 payment plus a 10% original issue discount (“Note 2”). Amendment #1 modified the maturity date for the Tangier Note from eight months to six months from the effective date of each payment. All other terms and conditions of the Tangiers Note remain effective.

The execution of the amendment to Note 1 on October 10, 2017 caused the Company to default on the first draw due under Note 1 due to the acceleration of the maturity date. The default allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principal, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of Note 1 is now the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion. As of March 13, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 1 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion. Other than the foregoing, none of the above listed notes are currently in default.

For the year ended December 31, 2017 and December 31, 2016, the Company accrued $49,000 and $10,334, respectively, in accrued interest related to outstanding the note.

Debt Discount and Original Issuance Costs

During the year end December 31, 2017 and 2016, the Company recorded debt discounts totaling $383,786 and $417,834, respectively. The debt discount amount consists of debt discount due to beneficial conversion features, warrant, original issue costs, and debt issue costs.

The debt discounts recorded in 2017 and 2016, pertain to beneficial conversion feature on the convertible notes. The notes are required to be bifurcated and reported at fair value on the date of grant.

The Company amortized $466,862 and $265,217 to interest expense during the years ended December 31, 2017 and 2016, as follows:

	2017	2016
Debt discount, beginning of period	$152,617	$—
Additional debt discount and debt issue cost	383,786	417,834
Amortization of debt discount and debt issue cost	(466,862)	(265,217)
Debt discount, end of period	$69,541	$152,617

Debt Issuance Costs

During the year ended December 31, 2017 and 2016, the Company paid debt issue costs totaling $0 and $20,000, respectively. During the years ended December 31, 2017 and 2016, the Company amortized $0 and $20,000 of debt issue costs, respectively. The following is a summary of the Company’s debt issue costs for the years ended December 31, 2017 and 2016:

	2017	2016
Debt discount, beginning of period	$—	$—
Additional debt discount	—	20,000
Amortization of debt discount	—	(20,000)
Debt discount, end of period	$—	$—